Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Going Concern Details Narrative
Loss from Operations	$ (52,664)	$ (69,384)
Accumulated deficit	$ (545,766)	$ (493,102)